Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Class of Stock Disclosures [Abstract]
Schedule of Board authorizations for common stock repurchases
From time to time, our Board authorizes us to repurchase our common stock. The repurchases are effected from time to time in the open market, through negotiated transactions, including accelerated share repurchase agreements, and through plans designed to comply with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The activity under Board authorized share repurchase programs in 2015, 2014 and 2013 was as follows:

	Purchase Not to Exceed	Shares Purchased
		2015		2014		2013
(Millions)		Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
November 21, 2014	$1,000.0	—	$—	—	$—	—	$—
February 28, 2014	1,000.0	3.0	296.3	7.6	621.0	—	—
September 27, 2013	750.0	—	—	8.3	597.0	2.3	153.0
February 19, 2013	750.0	—	—	—	—	11.6	750.0
July 27, 2012	750.0	—	—	—	—	9.1	504.7
Total repurchases	N/A	3.0	$296.3	15.9	$1,218.0	23.0	$1,407.7

Repurchase authorization remaining at December 31,		N/A	$1,082.7	N/A	$1,379.0	N/A	$597.0

Accelerated Share Repurchases [Table Text Block]
We completed the following accelerated share repurchase programs with repurchase periods during the years ended December 31, 2015 and 2014:

Trade Date:	Value of Repurchase Program (Millions)	Repurchase Period	Number of Shares Repurchased (Millions)
May 16, 2014	$100.0	July 2014	1.2
August 5, 2014	100.0	October 2014	1.3
December 15, 2014	150.0	January and February 2015	1.6
March 2, 2015	100.0	April 2015	.9

Dividends declared
In 2015 and 2014 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 28, 2014	$.225	April 10, 2014	April 25, 2014	$80.4
May 30, 2014	.225	July 10, 2014	July 25, 2014	79.6
September 19, 2014	.225	October 16, 2014	October 31, 2014	79.0
November 21, 2014	.25	January 15, 2015	January 30, 2015	87.5
February 27, 2015	.25	April 9, 2015	April 24, 2015	87.1
May 15, 2015	.25	July 16, 2015	July 31, 2015	87.2
September 25, 2015	.25	October 15, 2015	October 30, 2015	87.2
December 4, 2015	.25	January 14, 2016	January 29, 2016	87.4